Financial Instruments - Summary of Financial Assets (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Financial Instruments
Cash and cash equivalents	$ 6,197	R$ 48,900	R$ 12,301	R$ 834	R$ 4,358
Financial investments		579,494	811,159
Trade receivables		329,428	136,611
Financial instruments from acquisition of interests		35,946	26,630
Related parties		16,111	1,226
Other assets		4,109
Total financial assets		1,013,988	987,927
Financial assets at fair value through profit or loss
Financial Instruments
Cash and cash equivalents		48,900	12,301
Financial investments		498,584	2,370
Financial instruments from acquisition of interests		35,946	26,630
Total financial assets		583,430	41,301
At Amortized Cost
Financial Instruments
Financial investments		80,910	808,789
Trade receivables		329,428	136,611
Related parties		16,111	1,226
Other assets		4,109
Total financial assets		R$ 430,558	R$ 946,626